Noncontrolling interest - Financial information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Summarized financial information
Current assets	$ 15,292	$ 18,954
Non-current assets	72,898	80,230
Total assets	88,190	99,184
Current liabilities	9,111	13,114
Non-current liabilities	34,247	41,298
Total liabilities	43,358	54,412
Stockholders' equity	44,832	44,772	$ 41,024	$ 35,704
Equity attributable to noncontrolling interests	847	1,314
Net income (loss)	6,896	5,521	3,976
Net income (loss) attributable to noncontrolling interests	36	14	(6)
Dividends paid to noncontrolling interests	182	126	291
Mineracoes Brasileiras Reunidas S.A. (MBR)
Summarized financial information
Current assets	581	408
Non-current assets	2,499	3,041
Related parties - Stockholders	721	591
Total assets	3,801	4,040
Current liabilities	187	170
Non-current liabilities	282	288
Related parties - Stockholders	197	226
Total liabilities	666	684
Stockholders' equity	3,135	3,356
Equity attributable to noncontrolling interests	1,254	1,342
Net income (loss)	434	434	400
Net income (loss) attributable to noncontrolling interests	174	174	165
Dividends paid to noncontrolling interests	168	113	263
PT Vale Indonesia
Summarized financial information
Current assets	465	394
Non-current assets	1,567	1,586
Related parties - Stockholders	111	147
Total assets	2,143	2,127
Current liabilities	165	128
Non-current liabilities	153	237
Related parties - Stockholders		3
Total liabilities	318	368
Stockholders' equity	1,825	1,759
Equity attributable to noncontrolling interests	745	735
Net income (loss)	58	(15)	2
Net income (loss) attributable to noncontrolling interests	24	(6)	1
Vale Nouvelle Caledonie S.A.S.
Summarized financial information
Current assets	202	251
Non-current assets	1,922	2,046
Related parties - Stockholders	56	115
Total assets	2,180	2,412
Current liabilities	141	142
Non-current liabilities	256	222
Related parties - Stockholders	766	1,318
Total liabilities	1,163	1,682
Stockholders' equity	1,017	730
Equity attributable to noncontrolling interests	51	37
Net income (loss)	351	(572)	(807)
Net income (loss) attributable to noncontrolling interests	18	(28)	(40)
Vale Mocambique S.A.
Summarized financial information
Current assets	303	381
Non-current assets	1,709	1,653
Related parties - Stockholders	22	253
Total assets	2,034	2,287
Current liabilities	313	128
Non-current liabilities	79	32
Related parties - Stockholders	8,731	8,232
Total liabilities	9,123	8,392
Stockholders' equity	(7,089)	(6,105)
Equity attributable to noncontrolling interests	(1,290)	(1,101)
Net income (loss)	(985)	(659)	(541)
Net income (loss) attributable to noncontrolling interests	(190)	(104)	(27)
Compania Minera Miski Mayo S.A.C.
Summarized financial information
Current assets		78
Non-current assets		436
Related parties - Stockholders		6
Total assets		520
Current liabilities		36
Non-current liabilities		97
Related parties - Stockholders		9
Total liabilities		142
Stockholders' equity		380
Equity attributable to noncontrolling interests		228
Net income (loss)		(11)	3
Net income (loss) attributable to noncontrolling interests		(6)	2
Dividends paid to noncontrolling interests			11
Others
Summarized financial information
Equity attributable to noncontrolling interests	87	73
Net income (loss) attributable to noncontrolling interests	10	(16)	(107)
Dividends paid to noncontrolling interests	$ 14	$ 13	$ 17